Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 22.38		$ 28.87		$ 28.89
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.03
Expenses (in dollars per unit)	$ (1.64)		$ (2)		$ (2.16)
Realized/Unrealized Gain (Loss) (in dollars per unit)	$ (0.89)	[1]	$ (4.5)	[1]	$ 2.11	[1]
Net Gain (Loss) (in dollars per unit)	$ (2.52)	[2]	$ (6.49)	[2]	$ (0.02)	[2]
Net asset value, period end (in dollars per unit)	$ 19.86		$ 22.38		$ 28.87
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.50%)		(7.60%)		(7.80%)
Expenses before Incentive Fees (in hundredths)	7.60%		7.60%		7.90%
Expenses after Incentive Fees (in hundredths)	7.60%		7.60%		7.90%
Net Gain (Loss) (in hundredths)	(11.50%)		(25.20%)		(0.70%)
Total return before incentive fees (in hundredths)	(11.30%)		(22.50%)		(0.10%)
Total return after incentive fees (in hundredths)	(11.30%)		(22.50%)		(0.10%)

[1]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information
[2]	Based on change in Net Asset Value per Unit